GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2019	2018	2017

Europe	$36,199	$45,730	$40,394
Asia and Oceania	42,994	22,018	13,936
Americas	16,576	14,363	15,532
Middle East and Africa	14,331	13,726	12,130

	$110,100	$95,837	$81,992

Schedule of Major Customers	The following are the Company’s major customers:
	Year ended December 31,
	2019	2018	2017

Customer A	16%	22%	32%
Customer B	11%	-	-

	27%	22%	32%

Schedule of Long-Lived Assets by Geographic Location	The following presents total long-lived assets as of December 31, 2019 and 2018:
	December 31,
	2019	2018
Long-lived assets:
Israel	$7,614	$5,931
Other	521	317

	$8,135	$6,249